Acquisitions and Divestitures - Schedule of Supplemental Proforma Results of Operations (Detail) - Linn Acquisition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition, Pro Forma Information [Line Items]
Revenue	$ 215,161	$ 90,238
Net income	$ 44,873	$ 26,378